ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Payables to third-party sellers	[1]	$ 2,991,928	$ 899,950
Accrued payroll and welfare		2,839,109	1,910,519
Provision for loyalty program		1,549,962	2,752,151
Payables for professional fees		784,464	1,261,405
Other taxes payable		352,629	238,377
Accrued marketing expenses		329,002	1,555,524
Uncertain tax positions		258,532	146,368
Payables for rental fee		37,733	164,234
Others		148,901	104,730
Total accrued expenses and other current liabilities		$ 9,292,260	$ 9,033,258

[1]	In connection with the online platform services, payable to third-party sellers represented the total amounts received from third-party purchasers on behalf of third-party sellers through the Group’s online platform in a period less than one week without any charges.